SHARE EXCHANGE AND ASSIGNMENT	12 Months Ended
Sep. 30, 2021
Share Exchange And Assignment [Abstract]
SHARE EXCHANGE AND ASSIGNMENT [Text Block]

4. SHARE EXCHANGE AND ASSIGNMENT

Psilocybinlabs Ltd. ("PL") was incorporated under the laws of the province of British Columbia on April 25, 2019, with the incorporator share being held by a company controlled by the CEO of the Company. On May 17, 2019, this share was transferred to the Company. On April 25, 2019, PL entered into a confirmatory assignment and waiver (the "CAW") with an individual, which was amended and restated on May 17, 2019. Pursuant to the amended and restated CAW, this individual assigned all of the right, title and interest, including all other intellectual property rights (the Rights, as described) to PL. As compensation for the assignment of the Rights, PL issued 100,000 common shares valued at $2,000 to this individual. On August 7, 2019, the Company then purchased the 100,000 common shares of PL by issuing 100,000 common shares of the Company valued at $2,000, with the reacquisition being recorded as an asset acquisition.